Segments (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2026 USD ($) Segment	Dec. 31, 2025 USD ($)
Segments [Line Items]
Number of reportable segment | Segment	1
Operating segment | Segment	1
Property, plant and equipment | $	$ 7,443
Republic of Korea [Member]
Segments [Line Items]
Property, plant and equipment | $	$ 7,400